GENERAL (Acquisition of Lioli Ceramica Pvt Ltd) (Details) $ in Thousands	Oct. 05, 2020 USD ($)	Dec. 31, 2020 countries
Business Acquisition [Line Items]
Number of countries in which entity sells products | countries		50
Lioli Ceramica Pvt Ltd [Member]
Business Acquisition [Line Items]
Ownership interest, percentage	55.00%
Net consideration	$ 13,574
Contingent consideration	10,000
Fair value of contingent consideration	$ 1,492
Percentage of non-controlling interests	45.00%
Fair value of non-controlling interests	$ 7,269
Fair value of inventory process in finished	1,063
Fair value of land	$ 10,750
Percentage of shareholders loan	55.00%
Acquisition costs	$ 545
Lioli Ceramica Pvt Ltd [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Useful life	5 years